Advance to Suppliers and Other	12 Months Ended
Dec. 31, 2025
Advance To Suppliers And Other Abstract
ADVANCE TO SUPPLIERS AND OTHER

NOTE 5 – ADVANCE TO SUPPLIERS AND OTHER

Advance to suppliers and other as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Advance to suppliers	$5,702,675	$8,548,744
Advance payment for potential factory lease	1,000,000	1,000,000
Less: allowance for doubtful accounts	(496,754)	(111,004)
Total	6,205,921	9,437,740

As of December 31, 2025 and 2024, an advance payment of $1,000,000 had been made in connection with a potential long-term lease of a customized factory intended to support business expansion in the energy storage industry.